SHAREHOLDERS' EQUITY - 2019 Warrants (Details) - USD ($) $ in Thousands	Jun. 09, 2021	Dec. 01, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of warrants issued		16,357,703
Warrants to purchase shares of common stock	275,000
2019 Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued			344,505
Warrants to purchase shares of common stock			48,250
Fair value of warrants			$ 622